Investment Strategy	Sep. 30, 2025
Astoria US Equal Weight Quality Kings ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stock principally traded in the U.S. The Fund seeks to invest in companies that exhibit robust quality characteristics across sectors, with attractive valuations and dividend paying potential, as determined by the Fund’s sub-adviser, Astoria Portfolio Advisors, LLC (the “Sub-Adviser”). The Fund is not managed to mirror a particular securities index or securities benchmark. Rather, the Sub-Adviser uses a quantitative and systematic approach to select securities for the Fund.
The Sub-Adviser constructs the Fund’s portfolio by evaluating all of the securities in an investment universe comprised of publicly traded U.S. listed stocks of large- and mid-capitalization companies (defined by the Sub-Adviser to be companies with a market capitalization of at least $5 billion) that are considered to be sufficiently liquid by the Sub-Adviser, as measured by their average daily value traded and free float percentage. Proprietary quantitative screens developed by the Sub-Adviser are used to rank such stocks according to their quality, valuation, dividend potential and growth metrics relative to the median of their sector. The Sub-Adviser uses a variety of metrics in its discretion to evaluate each stock for each of these factors, including but not limited to return on equity, return on investment capital, price-to-earnings ratio, dividend yield, projected growth estimates, and earnings momentum. The metrics used evaluate each factor vary by sector based on the Sub-Adviser’s assessment of which metric(s) have historically provided the best measure of that factor. A weighted average rank across each factor is then calculated and the top 50 to 100 ranked stocks are selected for the Fund on an equal-weighted basis. The number of stocks selected will vary based on the Sub-Adviser’s decision to overweight or underweight sectors in accordance with its assessment of the markets at the time of screening and to maintain diversification in the Fund’s portfolio.
All stocks in the portfolio are continually monitored and the Sub-Adviser’s quantitative screens are applied to rebalance the portfolio intermittently in the discretion of the Sub-Adviser. The Fund will sell, reduce, increase, or buy positions according to changes in the Sub-Adviser’s proprietary rankings. The screens may be reapplied more frequently if there are material changes to earnings, valuations, or economic trends (i.e., an accelerating economy) believed by the Sub-Adviser to likely have an impact on the Fund’s portfolio. While it is anticipated that the Fund will invest across a range of industries, certain sectors may be overweighted relative to its benchmark because the Sub-Adviser seeks the best investment opportunities regardless of sector in its discretion based on its assessment of the markets.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stock principally traded in the U.S.
Astoria International Quality Growth Kings ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stock and depositary receipts of issuers outside the U.S. that the Fund’s sub-adviser, Astoria Portfolio Advisors, LLC (the “Sub-Adviser”) believes have the potential for growth. The Fund’s investments in depositary receipts may include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The Fund’s investments in ADRs may be sponsored or unsponsored. A sponsored depositary receipt is issued by a depositary which has an exclusive relationship with the issuer of the underlying security. An unsponsored depositary receipt may be issued by any number of depositaries. Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the depositary receipts holders at the request of the issuer of the deposited securities. The depositary of an unsponsored depositary receipts, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to depositary receipts holders in respect of the deposited securities. The Fund’s investments may include both U.S. dollar denominated and non-U.S. dollar denominated securities.
The Fund seeks to invest in companies that exhibit robust quality and growth characteristics across sectors and countries. The Sub-Adviser defines a robust quality company as a company with higher than median return on equity, return on assets and return on invested capital compared to its sector and country peers (i.e., companies operating within the same sector from the same country). In addition, the Sub-Adviser defines a growth company as a company with higher than median price/earnings, sales or, earnings growth compared to sector and country peers. In addition, the Sub-Adviser believes growth companies generally demonstrate strong growth potential through development of new products, technologies and/or have a strong industry or market position. The Fund is not managed to mirror a particular securities index or securities benchmark. Rather, the Sub-Adviser uses a quantitative and systematic approach to select securities for the Fund.
The Sub-Adviser constructs the Fund’s portfolio by evaluating all of the securities in an investment universe comprised of the common stock (including depositary receipts associated with such common stocks) of publicly traded large- and mid- capitalization companies (defined by the Sub-Adviser as companies with a market capitalization of at least $5 billion) located in developed markets that satisfy the Sub-Adviser’s liquidity and growth criteria. The Sub-Adviser’s growth criteria focus on companies with higher-than-median price/earnings, sales or, earnings growth compared to sector and country peers (i.e., companies operating within the same sector from the same country). The Sub-Adviser believes these companies generally demonstrate strong growth potential through development of new products, technologies and/or have a strong industry or market position. The Sub-Adviser requires each company to maintain a minimum level of liquidity of at least $15 million US dollars in average trading volumes over the past six months. Developed countries, as it relates to this Fund, include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Under normal circumstances, the Fund will maintain exposure to at least three of these developed countries. The Sub-Adviser may update the list of developed countries as deemed appropriate. The Fund does not intend to invest in companies located in emerging markets. In addition, the Fund will exclude the United States.
Proprietary quantitative screens developed by the Sub-Adviser are used to rank such stocks according to their quality and growth metrics relative to the median of their sector and country peers. The Sub-Adviser uses a variety of metrics in its discretion to evaluate each stock for each of these factors, including return on equity, return on investment capital, price-to-earnings-growth ratio, estimate revisions, projected growth estimates, and earnings momentum. These factors are subject to change over time. The Sub-Adviser believes that companies with greater than median return on equity, return on investment capital, projected growth rates and/or lower than median price-to-earnings-growth ratio relative to their sector and/or country peers are good indicators of company’s investment merit. In addition, the Sub-Adviser believes positive revisions to earnings estimates are generally a sign of potential attractive growth. Momentum investing aims to capitalize on the continuance of an existing market trend (e.g., positive and accelerating growth of earnings). The metrics used to evaluate each factor vary by sector based on the Sub-Adviser’s assessment of which metric(s) have historically provided the best measure of that factor. A weighted average rank across each factor is then calculated and up to 250 of the top ranked stocks are selected for the Fund. The number of stocks selected will vary based on the Sub-Adviser’s decision to overweight or underweight sectors and countries in accordance with its assessment of the markets at the time of screening and to maintain diversification in the Fund’s portfolio. The Fund does not have a policy to invest in a certain number of developed countries, but it will maintain exposure to at least three different countries at all times, except during periods where it has taken a temporary defensive position. In addition, the Fund is not required to allocate its investments in set percentages to particular countries.
All stocks in the portfolio are monitored daily by the Sub-Adviser. In addition, the Sub-Adviser’s quantitative screens are reviewed on a quarterly basis to monitor the ranking of the stocks according to their quality and growth metrics. The Fund will sell or reduce positions according to changes in the Sub-Adviser’s proprietary rankings. The screens may be reapplied more frequently if there are material changes to earnings, valuations, or economic trends (i.e., an accelerating economy) believed by the Sub-Adviser to likely have an impact on the Fund’s portfolio. While it is anticipated that the Fund will invest across a range of industries, certain sectors or countries may be overweighted relative to its benchmark because the Sub-Adviser seeks the best investment opportunities regardless of sector and country in its discretion based on its assessment of the markets.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stock and depositary receipts of issuers outside the U.S.
Astoria US Quality Growth Kings ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stock principally traded in the U.S that the Fund’s sub-adviser, Astoria Portfolio Advisors, LLC (the “Sub-Adviser”) believes has the potential for growth. The Fund seeks to invest in companies that exhibit robust quality and growth characteristics across sectors. The Sub-Adviser defines a robust quality company as a company with higher than median return on equity, return on assets and return on invested capital compared to its sector peers. In addition, the Sub-Adviser defines a growth company as a company with higher than median price/earnings, sales, or earnings growth compared to sector peers. The Sub-Adviser believes growth companies generally demonstrate strong growth potential through development of new products, technologies and/or have a strong industry or market position. The Fund is not managed to mirror a particular securities index or securities benchmark. Rather, the Sub-Adviser uses a quantitative and systematic approach to select securities for the Fund.
The Sub-Adviser constructs the Fund’s portfolio by evaluating all of the securities in an investment universe comprised of publicly traded U.S. listed stocks of large- and mid- capitalization companies (defined by the Sub-Adviser to be companies with a market capitalization of at least $5 billion) that satisfy the Sub-Adviser’s liquidity and growth criteria. The Sub-Adviser’s growth criteria focus on companies with higher-than-median price/earnings, sales or, earnings growth compared to sector peers. The Sub-Adviser believes these companies generally demonstrate strong growth potential through development of new products, technologies and/or have a strong industry or market position. The Sub-Adviser requires each company to maintain a minimum level of liquidity of at least $50 million US dollars in average trading volumes over the past six months.
Proprietary quantitative screens developed by the Sub-Adviser are used to rank such stocks according to their quality and growth metrics relative to the median of their sector peers. The Sub-Adviser uses a variety of metrics in its discretion to evaluate each stock for each of these factors, including return on equity, return on investment capital, price-to-earnings-growth ratio, estimate revisions, projected growth estimates, and earnings momentum. These factors are subject change over time. The Sub-Adviser believes that companies with greater than median return on equity, return on investment capital, projected growth rates and/or lower than median price-to-earnings-growth ratio relative to their sector peers are good indicators of company’s investment merit.
In addition, the Sub-Adviser believes positive revisions to earnings estimates are generally a sign of potential attractive growth. Momentum investing aims to capitalize on the continuance of an existing market trend (e.g., positive and accelerating growth of earnings). The metrics used to evaluate each factor vary by sector based on the Sub-Adviser’s assessment of which metric(s) have historically provided the best measure of that factor. A weighted average rank across each factor is then calculated and the top 75 to 100 ranked stocks are selected for the Fund. The number of stocks selected will vary based on the Sub-Adviser’s decision to overweight or underweight sectors in accordance with its assessment of the markets at the time of screening and to maintain diversification in the Fund’s portfolio.
All stocks in the portfolio are monitored daily by the Sub-Adviser. In addition, the Sub-Adviser’s quantitative screens are reviewed on a quarterly basis to monitor the ranking of the stocks according to their quality and growth metrics. The Fund will sell or reduce positions according to changes in the Sub-Adviser’s proprietary rankings. The screens may be reapplied more frequently if there are material changes to earnings, valuations, or economic trends (i.e., an accelerating economy) believed by the Sub-Adviser to likely have an impact on the Fund’s portfolio. While it is anticipated that the Fund will invest across a range of industries, certain sectors may be overweighted relative to its benchmark because the Sub-Adviser seeks the best investment opportunities regardless of sector in its discretion based on its assessment of the markets.
Astoria US Small Cap Quality Growth Kings ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in small- capitalization (“small cap”) companies whose shares are principally traded in the United States and which the Fund’s sub-adviser, Astoria Portfolio Advisors, LLC (the “Sub-Adviser”), believes have the potential for growth.
The Fund seeks to invest in companies that exhibit robust quality and growth characteristics across sectors, as determined by the Sub-Adviser. The Sub-Adviser generally considers a robust quality company as one with higher than median return on equity, return on assets, and return on invested capital compared to its sector peers. In addition, the Sub-Adviser generally considers a growth company as one with higher than median price/earnings, sales, or earnings growth compared to sector peers. The Sub-Adviser believes growth companies generally demonstrate strong growth potential through development of new products and technologies and/or have a strong industry or market position. The Fund is not managed to mirror a particular securities index or securities benchmark. Rather, the Sub-Adviser uses a quantitative and systematic approach to select securities for the Fund.
The Sub-Adviser constructs the Fund’s portfolio by evaluating all of the securities in an investment universe comprised of publicly traded U.S.-listed stocks of small cap companies (typically companies with a market capitalization in the range of common small cap indexes, generally less than $15 billion) that are considered to be sufficiently liquid by the Sub-Adviser, as measured by their average daily value traded and free float percentage. Proprietary quantitative screens developed by the Sub-Adviser are used to rank such stocks according to their quality and growth metrics relative to the median of their sector peers. The Sub-Adviser uses a variety of metrics in its discretion to evaluate each stock for each of these factors, including return on equity, return on investment capital, price-to-earnings ratio, estimate revisions, projected growth estimates, and earnings momentum. These factors are subject to change over time. The Sub-Adviser believes that companies with greater than median return on equity, return on investment capital, projected growth rates and/or lower than median price-to-earnings-growth ratio relative to their sector peers are good indicators of company’s investment merit. In addition, the Sub-Adviser believes positive revisions to earnings estimates are generally a sign of potential attractive growth. Momentum investing aims to capitalize on the continuance of an existing market trend (e.g., positive and accelerating growth of earnings). The metrics used to evaluate each factor vary by sector based on the Sub-Adviser’s assessment of which metric(s) have historically provided the best measure of that factor. A weighted average rank across each factor is then calculated and the top 65 to 100 ranked stocks are selected for the Fund. The number of stocks selected will vary based on the Sub-Adviser’s decision to overweight or underweight sectors in accordance with its assessment of the markets at the time of screening and to maintain sector diversification in the Fund’s portfolio.
All stocks in the portfolio are monitored daily by the Sub-Adviser. In addition, the Sub-Adviser’s quantitative screens are reviewed on a quarterly basis to monitor the ranking of the stocks according to their quality and growth metrics. The Fund will sell or reduce positions according to changes in the Sub-Adviser’s proprietary rankings. The screens may be reapplied more frequently if there are material changes to earnings, valuations, or economic trends (i.e., an accelerating economy) believed by the Sub-Adviser to likely have an impact on the Fund’s portfolio. While it is anticipated that the Fund will invest across a range of industries, certain sectors may be overweighted relative to its benchmark because the Sub-Adviser seeks the best investment opportunities regardless of sector in its discretion based on its assessment of the markets.
The Sub-Adviser defines a growth company for purposes of the Fund’s 80% policy as a company with a price/earnings ratio, sales growth rate, or earnings growth rate in the top two-thirds of companies in the same sector. For purposes of the Fund’s 80% policy, a small cap company is one with a market capitalization of less than $15 billion or less than the market capitalization of the 500 largest companies whose stock is listed in the United States.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means the Fund may take larger positions in a fewer number of issuers.

Strategy Portfolio Concentration [Text]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in small- capitalization (“small cap”) companies whose shares are principally traded in the United States and which the Fund’s sub-adviser, Astoria Portfolio Advisors, LLC (the “Sub-Adviser”), believes have the potential for growth.
Astoria Dynamic Core US Fixed Income ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in other U.S. fixed income ETFs (“Underlying U.S. Fixed Income Funds”). Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowing for investment purposes) directly or indirectly in U.S. fixed income securities. The Fund operates as a “fund of funds” and allocates its assets among Underlying U.S. Fixed Income Funds that invest in a variety of fixed income sectors, including, but not limited to, U.S. Treasuries and other debt securities issued by the U.S. Government and its agencies and instrumentalities, corporate bonds, mortgage-backed and asset-backed securities, municipal bonds, and high-yield bonds. The Fund generally considers a fixed income security to be a U.S. security if: (i) at least 50% of the issuer’s assets are located in the United States; (ii) at least 50% of the issuer’s revenue is generated in the United States; (iii) the issuer is organized, conducts its principal operations, or maintains its principal place of business or principal manufacturing facilities in the United States; or (iv) the issuer’s securities are traded principally in the United States. The Fund may also invest at times in other ETFs that provide exposure to fixed-income securities of non-U.S. issuers (together with Underlying U.S. Fixed Income Funds, “Underlying Funds”), including emerging market debt securities, which would typically include countries such as China, India, Taiwan, Thailand, Russia, and others. The Fund, however, defers to each Underlying Fund’s definition of “U.S.” and “emerging markets,” and the Underlying Funds’ definitions may differ from one another. The Fund may invest in fixed income securities of any credit quality and any maturity.
The Fund’s investment strategy is designed to provide core fixed income exposure while seeking to outperform traditional broad-based fixed income benchmarks through active management. The Fund targets a diversified allocation to Underlying Funds representing what the Sub-Adviser identifies as key sectors of the fixed income market (e.g., U.S. Treasuries, corporate bonds, mortgage-backed securities), with adjustments made to reflect current market conditions, credit risk, and interest rate dynamics. The Fund’s active management approach seeks to optimize risk-adjusted returns over a full market cycle.
Beacon Capital Management, Inc. (“Beacon”) and Astoria Portfolio Advisors, LLC (“Astoria” and collectively with Beacon, the “Sub-Advisers”) will serve as the Sub-Advisers for the Fund. In seeking to generate outperformance, the Sub-Advisers employ a proprietary investment process to determine the Fund’s allocations among asset classes, utilizing fundamental analysis that includes:
•Rate Analysis: Assessing macroeconomic indicators, monetary policy, and market expectations to form a view on the direction of interest rates. This analysis helps guide the Fund’s allocation to duration-sensitive sectors such as U.S. Treasuries or investment-grade corporate bonds.
•Credit Analysis: Evaluating credit quality trends, spreads, and risk-reward opportunities within various sectors to identify attractive Underlying Funds with exposure to higher-yielding securities, such as high-yield bonds or emerging market debt.
•Sector Allocation: Adjusting the Fund’s allocations to specific fixed income sectors based on their relative valuation and risk characteristics, while maintaining a focus on diversification and downside protection.
It is expected that the Fund will generally hold 5 to 15 Underlying Funds. The Fund’s portfolio management team regularly reviews and rebalances the Fund’s holdings to align with its investment objectives and market outlook. While the Fund seeks to maintain a core allocation to fixed income, it may overweight or underweight particular sectors or asset classes within its fixed income investments in response to changes in market conditions or as part of its active strategy. The Underlying Funds selected for inclusion in the portfolio may include both actively managed and passively managed ETFs. The Fund may also invest in cash or cash equivalents for liquidity or defensive purposes.
The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund and can invest more of its assets in securities of a single issuer than a diversified fund. The Fund may invest a significant percentage of its assets in one or more ETFs.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowing for investment purposes) directly or indirectly in U.S. fixed income securities.